PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less accumulated depreciation and amortization		$ (1,588,928)	$ (1,346,059)
Property and equipment, net	$ 1,412,526	1,400,247	1,360,393
Property and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,592,574	2,307,842
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,642,047	1,433,237
Software | Minimum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		5 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		10 years
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 829,889	744,065
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		20 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 88,442	94,792
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		15 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 30,983	34,535
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Range of Depreciable Lives		10 years
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,213	1,213
Work-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 396,601	$ 398,610